Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10. COMMITMENTS AND CONTINGENCIES

Collaboration Agreement

The Company entered into a collaboration agreement with a hospital located in Canada. As of December 31, 2020 and 2019, a the Company recorded $10,000 and $5,000, respectively, for the annual royalty due under the terms of the collaboration agreement.

Consulting Agreement

On June 24, 2019, the Company entered into an Executive Consulting Agreement (Agreement) with Benjamin Kaplan (BK) to serve as the Company’s CEO for an initial term of 24 months. In addition to the monthly consulting fee, the Agreement provides for a one month ‘termination fee’ if the Agreement is terminated without cause.

On June 29, 2019, the Company and BK amended the Agreement as follows:

BK was granted a Warrant to purchase that number of shares of common stock of the Company equal to 5% of the issued and outstanding common shares, on a fully diluted basis. The Warrant was issued on April 16, 2020, has an exercise price of $0.01 USD per share and shall expire April 16, 2022.

Upon the closing of a Significant Transaction (defined as the closing of financing for at least $500,000 or the closing of an acquisition with a valuation (determined by the value of the consideration paid by the Company) of not less than $1,000,000 USD), BK would be granted a number of shares equal to 5% of the issued and outstanding common shares, on a fully diluted basis including such shares to be issued or that could be issued pursuant to the transaction on the closing date of such Significant Transaction. This stock grant can be earned by BK for each Significant Transaction closed during the term of the Agreement. As of December 31, 2020, a Significant Transaction has not consummated. During the year ending December 31, 2020, the Company closed the significant transaction and raised over $500,000. As of December 31, 2020, the Company owes BK 15,624,694 shares of common stock. As of and for the year ended December 31, 2020, the Company recorded $1,874,963 as other payables and interest expense in relation to the shares owed.

On January 1, 2020, the Company entered into a consulting agreement for investor relations services. The Company shall pay the consultant $6,500 per month for services rendered to be paid $2,500 in cash and $4,000 in common shares of the Company to be valued at a 20% discount to the lowest trading price for the five trading days prior to date upon which payment is due. As of and during the year ending December 31, 2020, the Company recorded $109,159 as other payables and consulting expense related to this agreement. As of December 31, 2020, the Company owed 876,225 shares of common stock in relation to this agreement.

Medical Advisory Board Agreements

During the year ended December 31, 2020, the Company entered into medical advisory board agreements with three members for a term of one year each. As consideration for the services to be rendered, the Company agreed to pay $10,000 in cash and $155,000 worth of stock in common stock. During the year ended December 31, 2020, the Company recorded $105,438 as general and administrative expense in accordance with the agreements. As of December 31, 2020, the Company accrued $105,438 as other payables in accordance with these agreements.

Leases

The Company currently reimburses an entity owned by its CEO for office space and related expenses that he has under lease. The lease expense is $2,500 per month. The Company does not own or lease any other office space, manufacturing facilities or equipment and does not have any current plans to construct or acquire any facilities. During the years ending December 31, 2020 and 2019, the Company expensed approximately $73,000 and $18,000, respectively, for office space and related expenses. As of December 31, 2020 and 2019, the Company accrued approximately $91,000 and $18,000 as other payables for amounts owed to the entity.

Novel coronavirus

Any serious disruption with the Company’s suppliers or customers due to the COVID-19 outbreak could impair the Company’s ability to meet and/or generate demand for its product, which may negatively impact the Company’s revenue, financial condition, and commercial operations. Such outbreaks could also result in delays in or the suspension of the Company’s research and product development activities, regulatory work streams, its clinical studies and other important functions. The Company is unable to predict the outcome of these matters and is unable to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome.